Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-12.92%
Alphabet, Inc., Class A	13,047	$4,177,388
Alphabet, Inc., Class C	12,179	3,898,742
Charter Communications, Inc., Class A(b)(c)	834	166,900
Comcast Corp., Class A	25,164	671,627
Electronic Arts, Inc.	2,657	536,794
Meta Platforms, Inc., Class A	2,412	1,562,855
Netflix, Inc.(b)	38,970	4,192,393
Take-Two Interactive Software, Inc.(b)	1,759	432,837
T-Mobile US, Inc.	7,207	1,506,335
Trade Desk, Inc. (The), Class A(b)	3,010	119,076
Warner Bros. Discovery, Inc.(b)	24,881	597,144
		17,862,091
Consumer Discretionary-10.84%
Airbnb, Inc., Class A(b)	3,693	432,044
Amazon.com, Inc.(b)	20,651	4,816,226
Booking Holdings, Inc.	317	1,557,957
DoorDash, Inc., Class A(b)	2,511	498,107
lululemon athletica, Inc.(b)	1,123	206,834
Marriott International, Inc., Class A	1,954	595,560
MercadoLibre, Inc. (Brazil)(b)	412	853,573
O’Reilly Automotive, Inc.(b)	9,103	925,775
PDD Holdings, Inc., ADR (China)(b)	2,799	324,908
Ross Stores, Inc.	2,486	438,431
Starbucks Corp.	7,386	643,394
Tesla, Inc.(b)	8,580	3,690,859
		14,983,668
Consumer Staples-3.51%
Coca-Cola Europacific Partners PLC (United Kingdom)	4,011	367,769
Costco Wholesale Corp.	1,855	1,694,709
Keurig Dr Pepper, Inc.	8,392	234,137
Kraft Heinz Co. (The)	5,503	140,382
Mondelez International, Inc., Class A	8,792	506,155
Monster Beverage Corp.(b)	4,078	305,809
PepsiCo, Inc.	10,738	1,597,170
		4,846,131
Financials-0.35%
PayPal Holdings, Inc.	7,625	478,011
Health Care-5.14%
Amgen, Inc.	3,619	1,250,220
AstraZeneca PLC, ADR (United Kingdom)	3,768	349,369
Biogen, Inc.(b)	1,146	208,675
DexCom, Inc.(b)	2,941	186,665
GE HealthCare Technologies, Inc.	3,240	259,168
Gilead Sciences, Inc.	8,592	1,081,217
IDEXX Laboratories, Inc.(b)	761	572,942
Intuitive Surgical, Inc.(b)	3,024	1,734,203
Regeneron Pharmaceuticals, Inc.	832	649,118
Vertex Pharmaceuticals, Inc.(b)	1,867	809,550
		7,101,127
Industrials-2.95%
Automatic Data Processing, Inc.	3,832	978,309
Cintas Corp.	3,584	666,696
Copart, Inc.(b)	8,057	314,062
Fastenal Co.	9,304	375,882
Old Dominion Freight Line, Inc.	1,946	263,274
PACCAR, Inc.	1,755	185,012
Paychex, Inc.	3,007	335,852
	Shares	Value
Industrials-(continued)
Thomson Reuters Corp. (Canada)	5,114	$692,589
Verisk Analytics, Inc.	1,183	266,258
		4,077,934
Information Technology-62.36%
Adobe, Inc.(b)	4,155	1,330,140
Advanced Micro Devices, Inc.(b)	16,962	3,689,744
Apple, Inc.	42,471	11,843,038
Applied Materials, Inc.	8,211	2,071,225
AppLovin Corp., Class A(b)	2,779	1,665,955
ASML Holding N.V., New York Shares (Netherlands)	962	1,019,720
Atlassian Corp., Class A(b)	1,415	211,571
Autodesk, Inc.(b)	1,991	603,950
Broadcom, Inc.	21,934	8,838,525
Cadence Design Systems, Inc.(b)	2,644	824,505
CDW Corp.	1,621	233,781
Cisco Systems, Inc.	40,744	3,134,843
Cognizant Technology Solutions Corp., Class A	4,095	318,222
CrowdStrike Holdings, Inc., Class A(b)	2,047	1,042,251
Datadog, Inc., Class A(b)	2,917	466,749
Fortinet, Inc.(b)	7,030	570,344
GLOBALFOUNDRIES, Inc.(b)(c)	4,875	174,720
Intel Corp.(b)	35,245	1,429,537
Intuit, Inc.	2,824	1,790,642
KLA Corp.	1,361	1,599,815
Lam Research Corp.	12,885	2,010,060
Marvell Technology, Inc.	8,497	759,632
Microchip Technology, Inc.	3,309	177,296
Micron Technology, Inc.	9,020	2,133,050
Microsoft Corp.	23,265	11,446,613
NVIDIA Corp.	91,883	16,263,291
NXP Semiconductors N.V. (Netherlands)	2,228	434,326
ON Semiconductor Corp.(b)	2,914	146,399
Palantir Technologies, Inc., Class A(b)	16,061	2,705,475
Palo Alto Networks, Inc.(b)	6,885	1,309,045
QUALCOMM, Inc.	10,810	1,817,053
Roper Technologies, Inc.	746	332,880
Shopify, Inc., Class A (Canada)(b)	6,608	1,048,293
Strategy, Inc., Class A(b)	897	158,930
Synopsys, Inc.(b)	1,610	672,996
Texas Instruments, Inc.	6,873	1,156,520
Workday, Inc., Class A(b)	1,961	422,831
Zscaler, Inc.(b)	1,276	320,914
		86,174,881
Materials-1.50%
Linde PLC	5,039	2,067,602
Real Estate-0.15%
CoStar Group, Inc.(b)	3,076	211,629
Utilities-0.25%
Exelon Corp.	7,240	341,149
Total Common Stocks & Other Equity Interests (Cost $110,197,460)		138,144,223
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $4,943)	4,943	$4,943
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $110,202,403)		138,149,166
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.24%
Invesco Private Government Fund, 4.00%(d)(e)(f)	95,228	95,228
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(d)(e)(f)	243,013	$243,086
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $338,314)		338,314
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $110,540,717)		138,487,480
OTHER ASSETS LESS LIABILITIES-(0.21)%		(295,541)
NET ASSETS-100.00%		$138,191,939

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,764	$234,358	$(248,179)	$-	$-	$4,943	$636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,252	1,287,286	(1,226,310)	-	-	95,228	645 *
Invesco Private Prime Fund	89,034	3,071,327	(2,917,378)	(3)	106	243,086	1,794 *
Total	$142,050	$4,592,971	$(4,391,867)	$(3)	$106	$343,257	$3,075

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-6.41%
Fox Corp., Class A	1,290	$84,495
Fox Corp., Class B	1,448	84,360
GCI Liberty, Inc., Class A(b)	7	233
GCI Liberty, Inc., Class C(b)	47	1,566
GCI Liberty, Inc., Rts., expiring 12/17/2025(b)	20	124
Liberty Broadband Corp., Class A(b)	34	1,575
Liberty Broadband Corp., Class C(b)	240	11,110
Liberty Media Corp.-Liberty Formula One(b)	981	94,156
Liberty Media Corp.-Liberty Formula One(b)	104	9,140
NetEase, Inc., ADR (China)	462	63,779
News Corp., Class A	2,283	58,627
News Corp., Class B	1,143	33,639
		442,804
Consumer Discretionary-11.87%
Duolingo, Inc.(b)	133	25,458
eBay, Inc.	2,059	170,465
Expedia Group, Inc.	451	115,316
JD.com, Inc., ADR (China)(c)	1,401	41,792
Pool Corp.	228	55,541
Rivian Automotive, Inc., Class A(b)(c)	3,118	52,569
Tractor Supply Co.	2,889	158,259
Trip.com Group Ltd., ADR (China)(c)	980	68,522
Ulta Beauty, Inc.(b)	244	131,474
		819,396
Consumer Staples-2.30%
Campbell’s Co. (The)(c)	808	24,628
Dollar Tree, Inc.(b)(c)	973	107,818
Sprouts Farmers Market, Inc.(b)	314	26,316
		158,762
Financials-1.72%
Affirm Holdings, Inc.(b)	1,010	71,660
Jack Henry & Associates, Inc.	271	47,284
		118,944
Health Care-21.69%
Align Technology, Inc.(b)	329	48,425
Alnylam Pharmaceuticals, Inc.(b)	410	185,004
argenx SE, ADR (Netherlands)(b)	94	85,726
BioMarin Pharmaceutical, Inc.(b)	614	34,341
BioNTech SE, ADR (Germany)(b)	326	33,627
Bio-Techne Corp.(c)	410	26,449
Cooper Cos., Inc. (The)(b)	1,042	81,203
Hologic, Inc.(b)	839	62,900
ICON PLC(b)	408	75,480
Illumina, Inc.(b)	704	92,541
Incyte Corp.(b)	662	69,153
Insmed, Inc.(b)	621	129,025
Insulet Corp.(b)	307	100,447
Medpace Holdings, Inc.(b)	119	70,503
Moderna, Inc.(b)(c)	1,678	43,594
Natera, Inc.(b)	316	75,464
Neurocrine Biosciences, Inc.(b)	371	56,451
Royalty Pharma PLC, Class A	969	38,779
Sanofi S.A., ADR	1,170	58,360
Sarepta Therapeutics, Inc.(b)(c)	208	4,439
Summit Therapeutics, Inc.(b)(c)	384	6,870
United Therapeutics Corp.(b)	157	76,302
	Shares	Value
Health Care-(continued)
Vaxcyte, Inc.(b)(c)	124	$6,152
Viatris, Inc.	3,409	36,442
		1,497,677
Industrials-9.53%
AAON, Inc.	313	29,259
C.H. Robinson Worldwide, Inc.	551	87,537
Grab Holdings Ltd., Class A (Singapore)(b)	13,811	75,270
J.B. Hunt Transport Services, Inc.	380	66,105
Lincoln Electric Holdings, Inc.	164	39,267
Nordson Corp.	152	36,124
Paylocity Holding Corp.(b)	221	32,560
Ryanair Holdings PLC, ADR (Italy)(c)	863	58,822
Saia, Inc.(b)	121	34,069
SS&C Technologies Holdings, Inc.	890	76,487
Tetra Tech, Inc.	960	33,350
United Airlines Holdings, Inc.(b)	873	89,011
		657,861
Information Technology-44.66%
Akamai Technologies, Inc.(b)	720	64,454
Astera Labs, Inc.(b)	611	96,275
Bentley Systems, Inc., Class B	1,374	57,653
Check Point Software Technologies Ltd. (Israel)(b)	498	93,012
CyberArk Software Ltd.(b)	227	104,100
DocuSign, Inc.(b)	1,028	71,292
Entegris, Inc.	658	50,758
F5, Inc.(b)	261	62,421
First Solar, Inc.(b)	484	132,093
Flex Ltd.(b)	2,529	149,489
Gen Digital, Inc.	3,266	86,124
Logitech International S.A., Class R (Switzerland)(c)	922	103,937
Manhattan Associates, Inc.(b)	291	51,347
Monday.com Ltd.(b)	227	32,656
Monolithic Power Systems, Inc.	228	211,623
NetApp, Inc.	1,087	121,266
Nutanix, Inc., Class A(b)	1,054	50,381
Okta, Inc.(b)(c)	843	67,718
PTC, Inc.(b)	610	107,012
Seagate Technology Holdings PLC	1,259	348,353
Skyworks Solutions, Inc.	490	32,316
Super Micro Computer, Inc.(b)(c)	2,623	88,789
Teradyne, Inc.	806	146,603
Trimble, Inc.(b)	1,506	122,619
VeriSign, Inc.	358	90,213
Western Digital Corp.	2,000	326,660
Wix.com Ltd. (Israel)(b)	237	22,683
Zebra Technologies Corp., Class A(b)	308	77,847
Zoom Communications, Inc., Class A(b)	1,344	114,186
		3,083,880
Materials-0.58%
Steel Dynamics, Inc.	240	40,279
Real Estate-1.14%
Zillow Group, Inc., Class A(b)	226	16,351
Zillow Group, Inc., Class C(b)	839	62,405
		78,756
Total Common Stocks & Other Equity Interests (Cost $5,454,389)		6,898,359
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $4,690)	4,690	$4,690
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $5,459,079)		6,903,049
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.82%
Invesco Private Government Fund, 4.00%(d)(e)(f)	190,225	190,225
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(d)(e)(f)	487,346	$487,492
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $677,717)		677,717
TOTAL INVESTMENTS IN SECURITIES-109.79% (Cost $6,136,796)		7,580,766
OTHER ASSETS LESS LIABILITIES-(9.79)%		(675,744)
NET ASSETS-100.00%		$6,905,022

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$277	$39,571	$(35,158)	$-	$-	$4,690	$46
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	218,042	1,187,025	(1,214,842)	-	-	190,225	2,299 *
Invesco Private Prime Fund	567,413	2,587,287	(2,667,207)	(41)	40	487,492	6,063 *
Total	$785,732	$3,813,883	$(3,917,207)	$(41)	$40	$682,407	$8,408

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-15.73%
Alphabet, Inc., Class A	8,602,310	$2,754,287,616
Alphabet, Inc., Class C	8,029,955	2,570,549,195
Charter Communications, Inc., Class A(b)(c)	496,726	99,404,807
Comcast Corp., Class A	13,394,044	357,487,034
Electronic Arts, Inc.	909,916	183,830,329
Meta Platforms, Inc., Class A	3,207,570	2,078,344,982
Netflix, Inc.(b)	15,460,110	1,663,198,634
Take-Two Interactive Software, Inc.(b)	670,690	165,036,688
T-Mobile US, Inc.	4,094,676	855,828,231
Trade Desk, Inc. (The), Class A(b)(c)	1,621,309	64,138,984
Warner Bros. Discovery, Inc.(b)	9,004,244	216,101,856
		11,008,208,356
Consumer Discretionary-12.82%
Airbnb, Inc., Class A(b)	1,560,614	182,576,232
Amazon.com, Inc.(b)	15,771,868	3,678,315,055
Booking Holdings, Inc.	117,810	578,999,629
DoorDash, Inc., Class A(b)(c)	1,463,213	290,257,563
lululemon athletica, Inc.(b)	417,166	76,833,634
Marriott International, Inc., Class A	987,295	300,917,643
MercadoLibre, Inc. (Brazil)(b)	184,797	382,858,728
O’Reilly Automotive, Inc.(b)	3,085,731	313,818,843
PDD Holdings, Inc., ADR (China)(b)	2,428,972	281,955,070
Ross Stores, Inc.	1,189,373	209,757,822
Starbucks Corp.	4,134,315	360,140,179
Tesla, Inc.(b)(c)	5,389,910	2,318,577,585
		8,975,007,983
Consumer Staples-4.50%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,666,593	152,809,912
Costco Wholesale Corp.	1,613,576	1,474,146,898
Keurig Dr Pepper, Inc.	4,940,576	137,842,071
Kraft Heinz Co. (The)	4,304,779	109,814,912
Mondelez International, Inc., Class A	4,705,795	270,912,618
Monster Beverage Corp.(b)	3,551,036	266,292,190
PepsiCo, Inc.	4,979,068	740,586,574
		3,152,405,175
Energy-0.49%
Baker Hughes Co., Class A(c)	3,585,778	180,006,056
Diamondback Energy, Inc.	1,052,670	160,626,915
		340,632,971
Financials-0.31%
PayPal Holdings, Inc.	3,474,869	217,839,538
Health Care-4.90%
Amgen, Inc.	1,957,831	676,352,297
AstraZeneca PLC, ADR (United Kingdom)(c)	2,136,647	198,109,910
Biogen, Inc.(b)(c)	533,019	97,057,430
DexCom, Inc.(b)	1,426,599	90,546,239
GE HealthCare Technologies, Inc.(c)	1,660,249	132,803,317
Gilead Sciences, Inc.	4,512,553	567,859,670
IDEXX Laboratories, Inc.(b)	291,534	219,490,118
Intuitive Surgical, Inc.(b)	1,304,250	747,961,290
Regeneron Pharmaceuticals, Inc.	378,960	295,660,802
Vertex Pharmaceuticals, Inc.(b)	932,494	404,338,723
		3,430,179,796
Industrials-3.69%
Automatic Data Processing, Inc.	1,473,287	376,130,171
	Shares	Value
Industrials-(continued)
Axon Enterprise, Inc.(b)	285,318	$154,111,665
Cintas Corp.	1,465,416	272,596,684
Copart, Inc.(b)	3,516,641	137,078,666
CSX Corp.	6,780,277	239,750,595
Fastenal Co.	4,173,868	168,624,267
Honeywell International, Inc.	2,309,027	443,771,899
Old Dominion Freight Line, Inc.	764,631	103,446,928
PACCAR, Inc.	1,909,985	201,350,619
Paychex, Inc.(c)	1,308,239	146,117,214
Thomson Reuters Corp. (Canada)(c)	1,639,270	222,006,336
Verisk Analytics, Inc.	508,378	114,420,636
		2,579,405,680
Information Technology-54.81%
Adobe, Inc.(b)	1,542,693	493,862,310
Advanced Micro Devices, Inc.(b)	5,904,348	1,284,372,820
Analog Devices, Inc.	1,789,127	474,726,958
Apple, Inc.	21,946,951	6,119,907,286
Applied Materials, Inc.	2,897,914	730,998,807
AppLovin Corp., Class A(b)	1,118,976	670,803,732
ARM Holdings PLC, ADR(b)(c)	496,693	67,331,703
ASML Holding N.V., New York Shares (Netherlands)	308,035	326,517,100
Atlassian Corp., Class A(b)	604,753	90,422,669
Autodesk, Inc.(b)	778,132	236,038,561
Broadcom, Inc.	11,504,425	4,635,823,098
Cadence Design Systems, Inc.(b)	990,981	309,027,515
CDW Corp.	476,481	68,718,090
Cisco Systems, Inc.	14,407,021	1,108,476,196
Cognizant Technology Solutions Corp., Class A(c)	1,776,580	138,058,032
CrowdStrike Holdings, Inc., Class A(b)	912,587	464,652,797
Datadog, Inc., Class A(b)(c)	1,175,802	188,140,078
Fortinet, Inc.(b)(c)	2,787,105	226,117,829
GLOBALFOUNDRIES, Inc.(b)(c)	2,018,636	72,347,914
Intel Corp.(b)	15,918,960	645,673,018
Intuit, Inc.	1,014,569	643,317,912
KLA Corp.	479,697	563,869,433
Lam Research Corp.	4,603,153	718,091,868
Marvell Technology, Inc.	3,135,303	280,296,088
Microchip Technology, Inc.	1,962,538	105,152,786
Micron Technology, Inc.(c)	4,071,788	962,896,426
Microsoft Corp.	10,992,537	5,408,438,129
NVIDIA Corp.	35,936,870	6,360,825,990
NXP Semiconductors N.V. (Netherlands)	916,728	178,706,956
ON Semiconductor Corp.(b)(c)	1,487,618	74,737,928
Palantir Technologies, Inc., Class A(b)	8,274,150	1,393,780,567
Palo Alto Networks, Inc.(b)(c)	2,432,940	462,574,882
QUALCOMM, Inc.	3,924,287	659,633,402
Roper Technologies, Inc.	391,258	174,587,145
Shopify, Inc., Class A (Canada)(b)	4,438,750	704,163,300
Strategy, Inc., Class A(b)(c)	959,853	170,066,755
Synopsys, Inc.(b)	673,233	281,418,222
Texas Instruments, Inc.	3,306,374	556,363,553
Workday, Inc., Class A(b)	789,439	170,218,837
Zscaler, Inc.(b)(c)	566,552	142,487,828
		38,363,644,520
Materials-1.00%
Linde PLC	1,705,337	699,733,878
Real Estate-0.15%
CoStar Group, Inc.(b)(c)	1,540,730	106,002,224
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-1.43%
American Electric Power Co., Inc.(c)	1,945,092	$240,744,037
Constellation Energy Corp.(c)	1,136,058	413,934,093
Exelon Corp.(c)	3,673,362	173,088,817
Xcel Energy, Inc.(c)	2,150,808	176,602,845
		1,004,369,792
Total Common Stocks & Other Equity Interests (Cost $55,484,045,559)		69,877,429,913
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $58,755,427)	58,755,427	58,755,427
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $55,542,800,986)		69,936,185,340
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.94%
Invesco Private Government Fund, 4.00%(d)(e)(f)	182,817,171	$182,817,171
Invesco Private Prime Fund, 4.12%(d)(e)(f)	476,626,691	476,769,679
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $659,586,850)		659,586,850
TOTAL INVESTMENTS IN SECURITIES-100.86% (Cost $56,202,387,836)		70,595,772,190
OTHER ASSETS LESS LIABILITIES-(0.86)%		(601,723,420)
NET ASSETS-100.00%		$69,994,048,770

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,009,174	$180,678,264	$(168,932,011)	$-	$-	$58,755,427	$675,866
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	255,981,103	1,189,543,119	(1,262,707,051)	-	-	182,817,171	1,902,238 *
Invesco Private Prime Fund	689,509,854	1,960,186,691	(2,172,946,630)	(43,120)	62,884	476,769,679	5,205,880 *
Total	$992,500,131	$3,330,408,074	$(3,604,585,692)	$(43,120)	$62,884	$718,342,277	$7,783,984

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
November 30, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini NASDAQ 100 Index Future	160	December-2025	$81,542,400	$3,935,157	$3,935,157

(a)	Futures contracts collateralized by $29,154,394 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.54%
Communication Services-3.37%
Bandwidth, Inc., Class A(b)	3,591	$51,136
EchoStar Corp., Class A(b)(c)	868	63,616
Gogo, Inc.(b)(c)	4,908	35,092
iHeartMedia, Inc., Class A(b)	25,281	99,354
iQIYI, Inc., ADR (China)(b)(c)	20,321	44,503
JOYY, Inc., ADR (China)	996	62,867
Roku, Inc., Class A(b)	558	54,009
		410,577
Consumer Discretionary-6.39%
BRP, Inc.	855	59,089
Fox Factory Holding Corp.(b)	1,861	27,524
Garrett Motion, Inc. (Switzerland)	4,145	68,517
Gentex Corp.	1,922	43,879
Gentherm, Inc.(b)	1,465	52,257
Goodyear Tire & Rubber Co. (The)(b)	6,350	54,991
Helen of Troy Ltd.(b)(c)	2,195	41,595
Johnson Outdoors, Inc., Class A	1,335	54,722
Lovesac Co. (The)(b)(c)	2,813	40,367
MasterCraft Boat Holdings, Inc.(b)	2,454	45,350
Matthews International Corp., Class A	2,192	53,792
Newell Brands, Inc.	9,096	33,200
Sleep Number Corp.(b)(c)	5,119	26,107
Sonos, Inc.(b)	3,854	71,530
Stitch Fix, Inc., Class A(b)(c)	10,176	43,248
Strattec Security Corp.(b)	817	61,275
		777,443
Consumer Staples-0.41%
Central Garden & Pet Co.(b)	1,477	50,454
Energy-0.96%
DMC Global, Inc.(b)	8,045	49,959
Gevo, Inc.(b)	31,143	66,646
		116,605
Health Care-52.07%
10X Genomics, Inc., Class A(b)(c)	3,844	72,306
Aclaris Therapeutics, Inc.(b)	27,901	78,960
Adaptive Biotechnologies Corp.(b)	4,086	80,331
Agios Pharmaceuticals, Inc.(b)	1,429	41,727
Akebia Therapeutics, Inc.(b)	17,148	27,094
Aldeyra Therapeutics, Inc.(b)(c)	9,218	50,515
Alector, Inc.(b)	22,927	30,493
Allogene Therapeutics, Inc.(b)(c)	47,702	69,645
Alphatec Holdings, Inc.(b)	3,387	76,377
Altimmune, Inc.(b)	14,060	73,956
Amicus Therapeutics, Inc.(b)	7,095	70,453
AngioDynamics, Inc.(b)	5,248	65,075
Anika Therapeutics, Inc.(b)	5,740	56,711
Aquestive Therapeutics, Inc.(b)(c)	14,283	88,412
Arbutus Biopharma Corp.(b)	14,529	64,073
Ardelyx, Inc.(b)	8,467	49,109
Arrowhead Pharmaceuticals, Inc.(b)(c)	2,444	128,799
Arvinas, Inc.(b)	6,966	87,667
Atai Beckley N.V. (Germany)(b)	11,771	45,789
AtriCure, Inc.(b)(c)	1,458	52,663
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	35,898	50,616
Axogen, Inc.(b)	3,336	95,576
Azenta, Inc.(b)(c)	1,764	62,728
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	7,294	54,559
	Shares	Value
Health Care-(continued)
BioCryst Pharmaceuticals, Inc.(b)	6,479	$46,519
Bruker Corp.	1,585	77,364
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	27,325	3,728
Cerus Corp.(b)	41,147	72,419
ClearPoint Neuro, Inc.(b)(c)	5,133	74,223
Codexis, Inc.(b)	19,726	34,126
Corvus Pharmaceuticals, Inc.(b)	9,381	86,024
CryoPort, Inc.(b)	6,081	58,499
CytomX Therapeutics, Inc.(b)	26,396	112,975
DENTSPLY SIRONA, Inc.	3,767	42,718
Editas Medicine, Inc.(b)	20,966	50,528
Embecta Corp.	3,717	47,410
Enanta Pharmaceuticals, Inc.(b)(c)	6,411	90,523
Esperion Therapeutics, Inc.(b)(c)	24,256	97,266
Exagen, Inc.(b)	5,461	43,142
Fate Therapeutics, Inc.(b)	51,772	59,020
Geron Corp.(b)	38,461	45,384
Heron Therapeutics, Inc.(b)(c)	39,887	46,269
ICU Medical, Inc.(b)	422	62,642
Innoviva, Inc.(b)	2,636	57,280
Inogen, Inc.(b)	6,739	47,712
Integra LifeSciences Holdings Corp.(b)	3,560	46,707
Ionis Pharmaceuticals, Inc.(b)	1,263	104,488
Iovance Biotherapeutics, Inc.(b)	24,146	59,641
KalVista Pharmaceuticals, Inc.(b)(c)	4,002	57,909
Kura Oncology, Inc.(b)	6,816	82,746
Lexicon Pharmaceuticals, Inc.(b)	48,989	70,054
Ligand Pharmaceuticals, Inc.(b)	333	67,659
LivaNova PLC(b)	956	61,002
MannKind Corp.(b)	11,736	62,788
Masimo Corp.(b)	385	54,835
MaxCyte, Inc.(b)	38,775	68,244
MediWound Ltd. (Israel)(b)	3,226	57,810
Merit Medical Systems, Inc.(b)	595	51,521
MiMedx Group, Inc.(b)	7,584	52,178
Myriad Genetics, Inc.(b)	8,451	64,481
Nektar Therapeutics(b)	1,803	117,574
Neogen Corp.(b)	9,366	56,009
Neuronetics, Inc.(b)	16,170	24,093
Ocugen, Inc.(b)(c)	52,807	65,481
Omeros Corp.(b)(c)	12,944	125,427
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	1,652	60,314
OPKO Health, Inc.(b)(c)	38,996	53,034
OraSure Technologies, Inc.(b)	16,266	38,713
Orthofix Medical, Inc.(b)	3,596	57,860
OrthoPediatrics Corp.(b)(c)	2,521	46,613
Pacific Biosciences of California, Inc.(b)	41,106	95,366
Pacira BioSciences, Inc.(b)	2,020	47,611
Personalis, Inc.(b)	11,012	118,159
Phibro Animal Health Corp., Class A	1,453	60,852
Pro-Dex, Inc.(b)(c)	1,150	41,906
Prothena Corp. PLC (Ireland)(b)	6,567	70,595
PTC Therapeutics, Inc.(b)	1,092	93,901
Quanterix Corp.(b)	11,835	85,922
Sangamo Therapeutics, Inc.(b)	103,605	47,762
Scilex Holding Co., Class C (Singapore)(b)	72	1,466
SI-BONE, Inc.(b)	3,230	62,856
SIGA Technologies, Inc.	6,416	38,881
Spero Therapeutics, Inc.(b)	26,014	62,434
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Standard BioTools, Inc.(b)	42,752	$64,128
Supernus Pharmaceuticals, Inc.(b)(c)	1,193	54,389
Tactile Systems Technology, Inc.(b)	4,046	104,023
Tandem Diabetes Care, Inc.(b)(c)	4,304	90,427
Theravance Biopharma, Inc.(b)(c)	3,880	78,764
uniQure N.V. (Netherlands)(b)	3,298	90,728
Vanda Pharmaceuticals, Inc.(b)(c)	11,384	61,018
Varex Imaging Corp.(b)	4,662	53,939
Ventyx Biosciences, Inc.(b)(c)	22,437	224,370
Vir Biotechnology, Inc.(b)(c)	10,914	70,068
Voyager Therapeutics, Inc.(b)(c)	16,032	65,571
Xencor, Inc.(b)(c)	6,623	114,710
		6,336,432
Industrials-5.95%
AeroVironment, Inc.(b)	223	62,320
Allient, Inc.	1,188	63,986
American Superconductor Corp.(b)	1,081	33,608
Ballard Power Systems, Inc. (Canada)(b)	26,658	75,709
Columbus McKinnon Corp.	3,596	59,118
Conduent, Inc.(b)	19,293	37,428
Energy Recovery, Inc.(b)	3,791	54,780
FreightCar America, Inc.(b)	6,301	51,542
Innovative Solutions and Support, Inc.(b)(c)	4,159	40,509
LSI Industries, Inc.	2,348	42,945
Lyft, Inc., Class A(b)	3,320	69,820
MillerKnoll, Inc.	2,553	40,414
Stratasys Ltd.(b)(c)	5,055	44,433
TTEC Holdings, Inc.(b)(c)	14,208	47,739
		724,351
Information Technology-29.80%
8x8, Inc.(b)	27,186	52,741
Advanced Energy Industries, Inc.	360	76,028
Aehr Test Systems(b)(c)	2,161	49,638
Agora, Inc., ADR (China)(b)	15,599	56,312
Allegro MicroSystems, Inc. (Japan)(b)	1,745	46,574
Allot Ltd. (Israel)(b)	6,856	65,681
Alpha & Omega Semiconductor Ltd.(b)	1,869	37,903
Amkor Technology, Inc.	2,226	81,004
Applied Optoelectronics, Inc.(b)(c)	2,215	59,318
Arbe Robotics Ltd. (Israel)(b)(c)	41,417	60,883
Atomera, Inc.(b)(c)	16,416	40,712
AudioEye, Inc.(b)	4,197	51,875
Aviat Networks, Inc.(b)	2,345	51,848
Axcelis Technologies, Inc.(b)	673	55,704
Bel Fuse, Inc., Class B	400	61,612
Canadian Solar, Inc. (Canada)(b)(c)	5,506	149,488
Cirrus Logic, Inc.(b)	472	56,800
Cognex Corp.	1,225	46,673
Cohu, Inc.(b)(c)	2,707	65,834
CommScope Holding Co., Inc.(b)	3,356	66,247
Commvault Systems, Inc.(b)	289	35,692
Digimarc Corp.(b)(c)	6,218	49,806
Diodes, Inc.(b)	990	45,748
Dropbox, Inc., Class A(b)	1,853	55,368
Extreme Networks, Inc.(b)	2,519	44,083
Gilat Satellite Networks Ltd. (Israel)(b)(c)	5,722	66,604
Himax Technologies, Inc., ADR (Taiwan)	6,613	49,994
Immersion Corp.(c)	7,623	54,200
Innoviz Technologies Ltd. (Israel)(b)(c)	32,267	41,302
	Shares	Value
Information Technology-(continued)
InterDigital, Inc.	198	$70,835
IPG Photonics Corp.(b)	657	52,323
Itron, Inc.(b)	438	43,380
Kopin Corp.(b)(c)	25,658	62,606
Kulicke & Soffa Industries, Inc. (Singapore)	1,437	64,823
Lattice Semiconductor Corp.(b)	811	56,940
Littelfuse, Inc.	207	52,996
Lumentum Holdings, Inc.(b)	405	131,690
MaxLinear, Inc.(b)	3,427	53,358
MicroVision, Inc.(b)(c)	46,867	44,144
Mitek Systems, Inc.(b)	5,292	46,887
MKS, Inc.	520	81,323
Navitas Semiconductor Corp.(b)(c)	9,158	80,041
NETGEAR, Inc.(b)	1,985	52,503
nLight, Inc.(b)	1,870	65,880
Open Text Corp. (Canada)	1,621	54,530
Power Integrations, Inc.	1,194	40,118
Qorvo, Inc.(b)	594	51,019
Rambus, Inc.(b)	727	69,479
Rapid7, Inc.(b)	2,599	40,752
Ribbon Communications, Inc.(b)	13,197	37,743
Semtech Corp.(b)	927	68,746
Silicon Laboratories, Inc.(b)	401	51,160
Silicon Motion Technology Corp., ADR (Taiwan)	676	60,137
SolarEdge Technologies, Inc.(b)	1,592	58,156
Synaptics, Inc.(b)	771	52,821
Turtle Beach Corp.(b)(c)	3,403	47,234
Universal Display Corp.	388	46,145
Veeco Instruments, Inc.(b)(c)	2,198	64,248
Viasat, Inc.(b)	1,668	57,262
Viavi Solutions, Inc.(b)	4,761	85,412
Vuzix Corp.(b)(c)	25,400	68,326
Xerox Holdings Corp.(c)	13,478	37,469
		3,626,158
Materials-0.59%
Arq, Inc.(b)(c)	6,973	25,940
Innospec, Inc.	612	45,753
		71,693
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.54% (Cost $10,415,201)		12,113,713
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.12%
Invesco Private Government Fund, 4.00%(e)(f)(g)	737,178	737,178
Invesco Private Prime Fund, 4.12%(e)(f)(g)	1,954,742	1,955,328
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,692,506)		2,692,506
TOTAL INVESTMENTS IN SECURITIES-121.66% (Cost $13,107,707)		14,806,219
OTHER ASSETS LESS LIABILITIES-(21.66)%		(2,636,206)
NET ASSETS-100.00%		$12,170,013
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,217	$157,633	$(160,850)	$-	$-	$-	$107
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	368,246	1,548,270	(1,179,338)	-	-	737,178	4,739 *
Invesco Private Prime Fund	958,237	3,255,963	(2,258,817)	(60)	5	1,955,328	12,546 *
Total	$1,329,700	$4,961,866	$(3,599,005)	$(60)	$5	$2,692,506	$17,392

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-5.72%
Baidu, Inc., ADR (China)(b)(c)	50,943	$5,954,727
Fox Corp., Class A(c)	80,589	5,278,579
Fox Corp., Class B	90,425	5,268,161
GCI Liberty, Inc., Class A(b)	1,415	47,176
GCI Liberty, Inc., Class C(b)(c)	9,457	315,107
GCI Liberty, Inc., Rts., expiring 12/17/2025(b)	4,164	25,817
Liberty Broadband Corp., Class A(b)	7,027	325,420
Liberty Broadband Corp., Class C(b)(c)	47,903	2,217,430
Liberty Media Corp.-Liberty Formula One(b)	85,964	8,250,825
Liberty Media Corp.-Liberty Formula One(b)	9,223	810,517
Liberty Media Corp.-Liberty Live(b)(c)	9,815	754,970
Liberty Media Corp.-Liberty Live, Series C(b)(c)	24,459	1,937,397
NetEase, Inc., ADR (China)	33,191	4,582,018
News Corp., Class A	144,470	3,709,990
News Corp., Class B(c)	72,374	2,129,967
		41,608,101
Consumer Discretionary-11.57%
DraftKings, Inc., Class A(b)	190,520	6,317,643
Duolingo, Inc.(b)	15,248	2,918,620
eBay, Inc.	175,620	14,539,580
Expedia Group, Inc.	45,424	11,614,463
JD.com, Inc., ADR (China)	183,634	5,477,802
Pool Corp.(c)	14,310	3,485,916
Rivian Automotive, Inc., Class A(b)(c)	464,208	7,826,547
Texas Roadhouse, Inc.	25,507	4,470,102
Tractor Supply Co.(c)	203,672	11,157,152
Trip.com Group Ltd., ADR (China)	101,849	7,121,282
Ulta Beauty, Inc.(b)	17,222	9,279,730
		84,208,837
Consumer Staples-4.31%
Campbell’s Co. (The)(c)	114,443	3,488,223
Casey’s General Stores, Inc.	14,295	8,154,726
Dollar Tree, Inc.(b)(c)	80,219	8,889,067
Maplebear, Inc.(b)	101,097	4,247,085
Pilgrim’s Pride Corp.	91,162	3,467,802
Sprouts Farmers Market, Inc.(b)	37,507	3,143,462
		31,390,365
Energy-1.53%
Expand Energy Corp.	91,537	11,161,106
Financials-1.74%
Affirm Holdings, Inc.(b)	109,565	7,773,637
Jack Henry & Associates, Inc.	27,960	4,878,461
		12,652,098
Health Care-23.44%
Align Technology, Inc.(b)	27,815	4,094,090
Alnylam Pharmaceuticals, Inc.(b)	50,355	22,721,687
argenx SE, ADR (Netherlands)(b)	11,752	10,717,589
BioMarin Pharmaceutical, Inc.(b)	73,679	4,120,866
BioNTech SE, ADR (Germany)(b)(c)	38,632	3,984,891
Bio-Techne Corp.(c)	59,688	3,850,473
Cooper Cos., Inc. (The)(b)	76,319	5,947,540
Hologic, Inc.(b)	85,353	6,398,914
ICON PLC(b)	29,843	5,520,955
Illumina, Inc.(b)(c)	58,995	7,754,893
Incyte Corp.(b)	74,948	7,829,068
Insmed, Inc.(b)	81,221	16,875,287
	Shares	Value
Health Care-(continued)
Insulet Corp.(b)	27,031	$8,844,273
Medpace Holdings, Inc.(b)	10,803	6,400,345
Moderna, Inc.(b)(c)	149,298	3,878,762
Natera, Inc.(b)	52,691	12,583,138
Neurocrine Biosciences, Inc.(b)	38,156	5,805,817
Royalty Pharma PLC, Class A(c)	165,912	6,639,798
Sanofi S.A., ADR	102,973	5,136,293
Sarepta Therapeutics, Inc.(b)(c)	37,502	800,293
Summit Therapeutics, Inc.(b)(c)	285,085	5,100,171
United Therapeutics Corp.(b)(c)	17,367	8,440,362
Vaxcyte, Inc.(b)(c)	49,814	2,471,272
Viatris, Inc.	447,431	4,783,037
		170,699,814
Industrials-12.79%
AAON, Inc.	31,298	2,925,737
C.H. Robinson Worldwide, Inc.	45,325	7,200,783
Elbit Systems Ltd. (Israel)	17,676	8,304,008
FTAI Aviation Ltd.	39,369	6,820,285
Grab Holdings Ltd., Class A (Singapore)(b)	1,517,706	8,271,498
J.B. Hunt Transport Services, Inc.	37,160	6,464,354
Lincoln Electric Holdings, Inc.	21,193	5,074,240
Nordson Corp.	21,568	5,125,851
Paylocity Holding Corp.(b)	21,184	3,121,039
Ryanair Holdings PLC, ADR (Italy)(c)	84,687	5,772,266
Saia, Inc.(b)(c)	10,214	2,875,854
SS&C Technologies Holdings, Inc.	93,887	8,068,649
Tetra Tech, Inc.	100,848	3,503,459
United Airlines Holdings, Inc.(b)	124,410	12,684,843
Woodward, Inc.	23,031	6,909,991
		93,122,857
Information Technology-33.79%
Akamai Technologies, Inc.(b)	55,037	4,926,912
Astera Labs, Inc.(b)	63,887	10,066,675
Bentley Systems, Inc., Class B	112,115	4,704,345
Check Point Software Technologies Ltd. (Israel)(b)	41,208	7,696,418
CyberArk Software Ltd.(b)	19,000	8,713,210
DocuSign, Inc.(b)	77,538	5,377,260
Entegris, Inc.	58,161	4,486,540
F5, Inc.(b)	22,040	5,271,086
First Solar, Inc.(b)	41,168	11,235,571
Flex Ltd.(b)	144,051	8,514,855
Gen Digital, Inc.	236,335	6,232,154
Logitech International S.A., Class R (Switzerland)(c)	56,549	6,374,769
Manhattan Associates, Inc.(b)	23,219	4,096,993
Monday.com Ltd.(b)	19,784	2,846,126
Monolithic Power Systems, Inc.	18,396	17,074,615
NetApp, Inc.	76,622	8,547,950
Nutanix, Inc., Class A(b)	102,882	4,917,760
Okta, Inc.(b)(c)	64,666	5,194,620
PTC, Inc.(b)	46,049	8,078,376
Sandisk Corp.(b)	56,157	12,538,735
Seagate Technology Holdings PLC	81,701	22,605,850
Skyworks Solutions, Inc.(c)	56,973	3,757,369
Super Micro Computer, Inc.(b)(c)	228,056	7,719,696
Teradyne, Inc.	61,056	11,105,476
Trimble, Inc.(b)	91,320	7,435,274
VeriSign, Inc.	35,901	9,046,693
Western Digital Corp.	133,277	21,768,132
Wix.com Ltd. (Israel)(b)	21,461	2,054,032
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Zebra Technologies Corp., Class A(b)	19,519	$4,933,427
Zoom Communications, Inc., Class A(b)	102,274	8,689,199
		246,010,118
Materials-1.30%
Steel Dynamics, Inc.	56,515	9,484,913
Real Estate-0.92%
Zillow Group, Inc., Class A(b)(c)	19,237	1,391,797
Zillow Group, Inc., Class C(b)(c)	71,366	5,308,203
		6,700,000
Utilities-2.83%
Alliant Energy Corp.	98,627	6,851,618
Evergy, Inc.	88,346	6,860,067
Talen Energy Corp.(b)	17,539	6,915,101
		20,626,786
Total Common Stocks & Other Equity Interests (Cost $579,539,298)		727,664,995
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $73,140)	73,140	73,140
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $579,612,438)		727,738,135
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.36%
Invesco Private Government Fund, 4.00%(d)(e)(f)	19,171,443	$19,171,443
Invesco Private Prime Fund, 4.12%(d)(e)(f)	48,991,848	49,006,546
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,177,989)		68,177,989
TOTAL INVESTMENTS IN SECURITIES-109.31% (Cost $647,790,427)		795,916,124
OTHER ASSETS LESS LIABILITIES-(9.31)%		(67,769,996)
NET ASSETS-100.00%		$728,146,128

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,843,971	$(2,770,831)	$-	$-	$73,140	$4,070
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$24,344,293	$75,321,683	$(80,494,533)	$-	$-	$19,171,443	$225,097 *
Invesco Private Prime Fund	64,666,970	166,541,819	(182,200,467)	(4,165)	2,389	49,006,546	606,831 *
Total	$89,011,263	$244,707,473	$(265,465,831)	$(4,165)	$2,389	$68,251,129	$835,998

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Low Volatility ETF (QQLV)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Consumer Discretionary-8.64%
O’Reilly Automotive, Inc.(b)	1,701	$172,992
Ross Stores, Inc.	946	166,836
		339,828
Consumer Staples-28.39%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,919	175,953
Costco Wholesale Corp.	176	160,792
Keurig Dr Pepper, Inc.	5,110	142,569
Kraft Heinz Co. (The)	5,513	140,637
Mondelez International, Inc., Class A	2,660	153,136
Monster Beverage Corp.(b)	2,391	179,301
PepsiCo, Inc.	1,105	164,358
		1,116,746
Health Care-4.25%
AstraZeneca PLC, ADR (United Kingdom)	1,804	167,267
Industrials-23.06%
Automatic Data Processing, Inc.	614	156,754
Cintas Corp.	673	125,192
Fastenal Co.	2,842	114,817
Honeywell International, Inc.	691	132,803
Paychex, Inc.	1,059	118,280
	Shares	Value
Industrials-(continued)
Thomson Reuters Corp. (Canada)	867	$117,418
Verisk Analytics, Inc.	630	141,794
		907,058
Information Technology-15.74%
Cisco Systems, Inc.	2,294	176,500
Cognizant Technology Solutions Corp., Class A	1,970	153,089
Microsoft Corp.	283	139,239
Roper Technologies, Inc.	337	150,376
		619,204
Materials-4.22%
Linde PLC	404	165,769
Utilities-15.52%
American Electric Power Co., Inc.	1,675	207,315
Exelon Corp.	4,235	199,553
Xcel Energy, Inc.	2,476	203,304
		610,172
TOTAL INVESTMENTS IN SECURITIES-99.82% (Cost $3,943,672)		3,926,044
OTHER ASSETS LESS LIABILITIES-0.18%		6,996
NET ASSETS-100.00%		$3,933,040

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,552	$(16,552)	$-	$-	$-	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	94,026	93,750	(187,776)	-	-	-	71 *
Invesco Private Prime Fund	244,597	239,516	(484,113)	(10)	10	-	204 *
Total	$338,623	$349,818	$(688,441)	$(10)	$10	$-	$297

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025, for each Fund (except for Invesco QQQ Low Volatility ETF). As of November 30, 2025, all of the securities in Invesco QQQ Low Volatility ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$138,144,223	$-	$-	$138,144,223
Money Market Funds	4,943	338,314	-	343,257
Total Investments	$138,149,166	$338,314	$-	$138,487,480
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,898,359	$-	$-	$6,898,359
Money Market Funds	4,690	677,717	-	682,407
Total Investments	$6,903,049	$677,717	$-	$7,580,766
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,877,429,913	$-	$-	$69,877,429,913
Money Market Funds	58,755,427	659,586,850	-	718,342,277
Total Investments in Securities	69,936,185,340	659,586,850	-	70,595,772,190
Other Investments - Assets
Futures Contracts	3,935,157	-	-	3,935,157
Total Investments	$69,940,120,497	$659,586,850	$-	$70,599,707,347
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,109,985	$-	$3,728	$12,113,713
Money Market Funds	-	2,692,506	-	2,692,506
Total Investments	$12,109,985	$2,692,506	$3,728	$14,806,219

	Level 1	Level 2	Level 3	Total
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$727,664,995	$-	$-	$727,664,995
Money Market Funds	73,140	68,177,989	-	68,251,129
Total Investments	$727,738,135	$68,177,989	$-	$795,916,124